Offerings	Jul. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value of Euro 2.40 per share ("Class A Shares")
Amount Registered | shares	10,369,681
Proposed Maximum Offering Price per Unit	3.99
Maximum Aggregate Offering Price	$ 41,375,027.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,713.89
Offering Note	(1) Represents Class A Shares to be offered and sold by the selling securityholders of an aggregate of up to 10,521,928 Class A Shares of Wallbox N.V. (the "Company") consisting of 10,369,681 Class A Shares issued to certain selling securityholders in connection with the closings on July 1, 2026, June 30, 2026, February 21, 2025, June 2, 2025 and June 17, 2025 of private placement offerings. (3) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (4) Based on the minimum issue price equal to Euro 2.40 in nominal value of each Settlement Share, converted to US dollars by reference to the exchange rate of Euro 1.00/$1.138 published by the European Central Bank on July 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares
Amount Registered | shares	152,286
Proposed Maximum Offering Price per Unit	2.73
Maximum Aggregate Offering Price	$ 416,260.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.49
Offering Note	(2) Represents 152,286 Class A Shares issued pursuant to a settlement agreement. (3) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (4) Based on the minimum issue price equal to Euro 2.40 in nominal value of each Settlement Share, converted to US dollars by reference to the exchange rate of Euro 1.00/$1.138 published by the European Central Bank on July 27, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Shares underlying warrants
Amount Registered | shares	3,531,696
Proposed Maximum Offering Price per Unit	3.99
Maximum Aggregate Offering Price	$ 14,091,467.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,946.03
Offering Note	(1) Represents Class A Shares to be offered and sold by the selling securityholders of an aggregate of up to 10,521,928 Class A Shares of Wallbox N.V. (the "Company") consisting of 10,369,681 Class A Shares issued to certain selling securityholders in connection with the closings on July 1, 2026, June 30, 2026, February 21, 2025, June 2, 2025 and June 17, 2025 of private placement offerings. (3) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (5) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant's Class A Shares on July 27, 2026, as reported on the New York Stock Exchange.